Long-Term Debt - Summary of Credit Facility Balances (Details) $ in Millions, $ in Millions	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Apr. 30, 2025 CAD ($)	Mar. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)
Line of Credit Facility [Line Items]
Total credit facilities	$ 5,773				$ 6,342
Regulated
Line of Credit Facility [Line Items]
Total credit facilities	4,196
Regulated | ITC | Commercial paper
Line of Credit Facility [Line Items]
Total credit facilities		$ 400
Amount outstanding		237				$ 0
Non-Regulated
Line of Credit Facility [Line Items]
Total credit facilities	1,577
Unsecured committed revolving credit facilities | FortisAlberta
Line of Credit Facility [Line Items]
Total credit facilities			$ 300	$ 250
Unsecured committed revolving credit facilities | Regulated | ITC
Line of Credit Facility [Line Items]
Total credit facilities		1,000
Unsecured committed revolving credit facilities | Regulated | UNS Energy
Line of Credit Facility [Line Items]
Total credit facilities		375
Unsecured committed revolving credit facilities | Regulated | Central Hudson
Line of Credit Facility [Line Items]
Total credit facilities		250
Unsecured committed revolving credit facilities | Regulated | FortisBC Energy
Line of Credit Facility [Line Items]
Total credit facilities	900
Unsecured committed revolving credit facilities | Regulated | FortisAlberta
Line of Credit Facility [Line Items]
Total credit facilities	300
Unsecured committed revolving credit facilities | Regulated | FortisBC Electric
Line of Credit Facility [Line Items]
Total credit facilities	200
Unsecured committed revolving credit facilities | Regulated | Other Electric
Line of Credit Facility [Line Items]
Total credit facilities	285	83
Unsecured committed revolving credit facilities | Regulated | Other Electric | First redemption date
Line of Credit Facility [Line Items]
Total credit facilities	90
Unsecured committed revolving credit facilities | Regulated | Other Electric | Second redemption date
Line of Credit Facility [Line Items]
Total credit facilities	65
Unsecured committed revolving credit facilities | Regulated | Other Electric | Third redemption date
Line of Credit Facility [Line Items]
Total credit facilities	130
Unsecured committed revolving credit facilities | Non-Regulated | Corporate and other
Line of Credit Facility [Line Items]
Total credit facilities	1,350
Unsecured committed revolving credit facilities | Non-Regulated | Corporate and other | First redemption date
Line of Credit Facility [Line Items]
Total credit facilities	50
Unsecured committed revolving credit facilities | Non-Regulated | Corporate and other | Second redemption date
Line of Credit Facility [Line Items]
Total credit facilities	1,300
Uncommitted credit facility | Regulated | Central Hudson
Line of Credit Facility [Line Items]
Total credit facilities		60
Uncommitted credit facility | Regulated | FortisBC Energy
Line of Credit Facility [Line Items]
Total credit facilities	55
Unsecured demand overdraft facility | Regulated | FortisBC Electric
Line of Credit Facility [Line Items]
Total credit facilities	10
Unsecured demand facilities | Regulated | Other Electric
Line of Credit Facility [Line Items]
Total credit facilities	20
Unsecured revolving facility | Non-Regulated | Corporate and other
Line of Credit Facility [Line Items]
Total credit facilities		$ 150
Unsecured non-revolving facility | Non-Regulated | Corporate and other
Line of Credit Facility [Line Items]
Total credit facilities	$ 22